Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 4. Intangible Assets

The Company recognizes the cost of a software license and a license for use of a programming code as intangible assets. The stated cost of these assets were $24,770 and $24,770 less accumulated amortization of $2,693 and $1,954 for the periods ended March 31, 2015 and December 31, 2014, respectively. For the periods ended March 31, 2015 and March 31, 2014, the amortization expense recorded was $739 and $239, respectively.

Note 5. Intangible Assets

The Company recognized the cost of a software license and a license for use of a programming code as intangible assets. The stated cost of these assets were $24,770 and $0 less accumulated amortization of $1,954 and $0 for the years ended December 31, 2014 and 2013, respectively.